Income Taxes - Reconciliation of the Provision for Income Taxes, With the Amount Computed by Applying United Kingdom Statutory Main Corporation Tax Rates (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Income (loss) before provision for (benefit from) income taxes	$ 284,767	$ 304,048	$ (976,925)
United Kingdom statutory tax rate (as a percent)	19.00%	19.00%	19.25%
Statutory tax expense (benefit)	$ 54,106	$ 57,769	$ (188,058)
Base erosion and anti-abuse (BEAT) tax	31,340	13,769	0
IRAP and state taxes	30,607	38,820	33,484
Non-deductible goodwill impairment	18,810	22,420	137,445
Foreign tax expense, net of U.S. federal benefit	13,585	14,930	14,500
Foreign tax and statutory rate differential	10,805	48,040	(71,050)
Change in unrecognized tax benefits	6,637	9,166	20,624
GILTI tax	4,575	11,079	0
Change in valuation allowances	507	(13,723)	58,672
Italian allowance for corporate equity	(3,674)	(4,515)	(11,761)
Non-taxable foreign exchange gain	(3,744)	(12,384)	0
Non-taxable gains on investments	(6,225)	0	0
Italian tax settlement	0	16,664	0
Tax impact of Tax Act	0	(10,852)	(114,219)
Capital gain taxes on sale of Double Down Interactive LLC (DoubleDown)	0	0	94,303
Other	15,780	(1,782)	(3,354)
Provision for income taxes	$ 173,109	$ 189,401	$ (29,414)
Effective tax rate (as a percent)	60.80%	62.30%	3.00%